                                                           ---------------------
                                                           OMB APPROVAL
                                                           ---------------------
                                                           OMB Number: 3235-
                                                           0578

                                                           Expires: May 31, 2007

                                                           Estimated average
                                                           burden hours per
                                                           response: 21.09
                                                           ---------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

        Investment Company Act file number   811-21507

                    Evergreen Utilities and High Income Fund

               (Exact name of registrant as specified in charter)

                               200 Berkeley Street
                           Boston, Massachusetts 02116
             (Address of principal executive offices)    (Zip code)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund, for the quarter ended November
30, 2006. This one series has an August 31 fiscal year end.

Date of reporting period: November 30, 2006

Item 1 - Schedule of Investments
EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

November 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 42.2%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$500,000	$425,000
Lear Corp., 8.75%, 12/01/2016 144A	1,000,000	990,000
		1,415,000
Diversified Consumer Services 0.5%
Service Corporation International, 7.00%, 06/15/2017	1,000,000	1,000,000
Hotels, Restaurants & Leisure 1.5%
Caesars Entertainment, Inc., 8.125%, 05/15/2011	1,000,000	1,038,750
Festival Fun Parks, LLC, 10.875%, 04/15/2014	475,000	473,813
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,005,000
Town Sports International, Inc., 9.625%, 04/15/2011	642,000	680,520
		3,198,083
Media 3.0%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,023,750
Lamar Media Corp., 6.625%, 08/15/2015	1,000,000	976,250
LIN TV Corp., 6.50%, 05/15/2013	835,000	797,425
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	500,000	503,125
Mediacom Communications Corp., 9.50%, 01/15/2013	1,000,000	1,032,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	875,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,095,000
		6,303,050
Multi-line Retail 0.6%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,031,077
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	108,875
		1,139,952
Specialty Retail 1.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,567,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	311,250
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,058,750
		2,937,500
Textiles, Apparel & Luxury Goods 1.4%
Levi Strauss & Co., 9.75%, 01/15/2015	800,000	859,000
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,030,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,067,500
		2,956,500
CONSUMER STAPLES 2.8%
Food & Staples Retailing 1.4%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,047,500
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,047,500
SUPERVALU, Inc., 7.50%, 11/15/2014	750,000	773,509
		2,868,509
Food Products 1.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	1,000,000	1,015,000
Dean Foods Co., 8.15%, 08/01/2007	500,000	510,000
Del Monte Foods Co., 6.75%, 02/15/2015	1,500,000	1,485,000
		3,010,000
ENERGY 5.3%
Energy Equipment & Services 0.5%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	150,000	141,750
Parker Drilling Co., 9.625%, 10/01/2013	815,000	896,500
		1,038,250

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$1,000,000	$1,006,250
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,041,250
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,492,500
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	982,500
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,015,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	124,688
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,017,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	750,000	750,938
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	1,015,000
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	500,000	497,500
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,040,000
		9,983,126
FINANCIALS 3.9%
Consumer Finance 1.2%
Ford Motor Credit Co., 5.70%, 01/15/2010	745,000	709,903
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,000,000	994,277
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,000,000	920,000
		2,624,180
Insurance 0.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,616,250
Real Estate Investment Trusts 1.6%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,000,000	1,007,500
7.00%, 01/15/2016	250,000	250,313
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	995,000
Ventas, Inc., 7.125%, 06/01/2015	1,000,000	1,045,000
		3,297,813
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	650,000	692,673
HEALTH CARE 1.2%
Health Care Providers & Services 1.0%
HCA, Inc., 9.25%, 11/15/2016 144A	915,000	959,606
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,007,500
		1,967,106
Pharmaceuticals 0.2%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	500,000	495,000
INDUSTRIALS 4.1%
Air Freight & Logistics 0.5%
PHI, Inc., 7.125%, 04/15/2013 144A	1,000,000	965,000
Commercial Services & Supplies 1.9%
Adesa, Inc., 7.625%, 06/15/2012 ☐	1,000,000	997,500
Allied Waste Industries, Inc., 6.375%, 04/15/2011	1,000,000	995,000
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,039,500
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,025,000
		4,057,000
Machinery 1.0%
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,010,000
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,020,000
		2,030,000

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.6%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	$1,250,000	$1,214,063
Trading Companies & Distributors 0.1%
Ashtead Group plc, 9.00%, 08/15/2016 144A	300,000	322,500
INFORMATION TECHNOLOGY 1.9%
IT Services 1.4%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,000,000	1,037,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014	1,000,000	880,000
Unisys Corp., 8.00%, 10/15/2012	1,000,000	980,000
		2,897,500
Semiconductors & Semiconductor Equipment 0.5%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	1,000,000	1,007,500
MATERIALS 5.7%
Chemicals 2.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,072,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,105,000
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,002,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012	600,000	627,000
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	588,000
		4,395,000
Containers & Packaging 1.0%
Crown Americas, Inc., 7.75%, 11/15/2015	1,000,000	1,032,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,010,000	979,700
		2,012,200
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	1,000,000	1,025,000
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,090,000
		2,115,000
Paper & Forest Products 1.6%
Boise Cascade, LLC, 7.125%, 10/15/2014	1,250,000	1,206,250
Bowater, Inc., 6.50%, 06/15/2013	500,000	448,750
Glatfelter, 7.125%, 05/01/2016 144A	800,000	804,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	650,000	679,250
11.375%, 08/01/2016 144A	300,000	313,500
		3,451,750
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.9%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	983,750
Embarq Corp., 7.08%, 06/01/2016	1,000,000	1,037,504
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	997,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,000,000	1,072,500
		4,091,254
Wireless Telecommunication Services 0.5%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,042,500
UTILITIES 5.8%
Electric Utilities 3.3%
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,312,500
DPL, Inc., 6.875%, 09/01/2011	1,000,000	1,066,653
Edison International, 7.73%, 06/15/2009	1,000,000	1,042,500
El Paso Electric Co., 7.80%, 08/01/2031	875,000	931,875

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Mirant North America, LLC, 7.375%, 12/31/2013	$975,000	$992,063
NRG Energy, Inc., 7.25%, 02/01/2014	700,000	701,750
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	977,500
		7,024,841
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,000,000	1,019,557
Independent Power Producers & Energy Traders 1.5%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,065,000
Dynegy, Inc., 8.375%, 05/01/2016	1,000,000	1,045,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	969,199	967,217
		3,077,217
Multi-Utilities 0.5%
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,037,500
Total Corporate Bonds (cost $89,445,512)		88,303,374

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 4.4%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
El Paso Corp., 4.99%, 12/31/2049	1,500	1,943,063
UTILITIES 3.5%
Multi-Utilities 3.5%
PNM Resources, Inc., 6.75%, 05/16/2049	140,000	7,385,000
Total Convertible Preferred Stocks (cost $8,152,400)		9,328,063
COMMON STOCKS 79.8%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	15,000	413,100
ENERGY 6.5%
Oil, Gas & Consumable Fuels 6.5%
Crosstex Energy, Inc.	85,000	8,250,100
Southwestern Energy Co. *	25,000	1,053,250
Valero GP Holdings, LLC	200,000	4,218,000
		13,521,350
FINANCIALS 6.4%
Real Estate Investment Trusts 6.4%
Global Signal, Inc.	240,700	13,366,071
TELECOMMUNICATION SERVICES 29.2%
Diversified Telecommunication Services 19.0%
AT&T, Inc.	205,000	6,951,550
BellSouth Corp.	205,000	9,140,950
Shenandoah Telecommunications Co. +	170,000	8,139,600
TELUS Corp.	75,000	3,682,458
Verizon Communications, Inc.	300,000	10,482,000
Windstream Corp.	100,000	1,394,000
		39,790,558
Wireless Telecommunication Services 10.2%
Alltel Corp.	160,000	9,078,400
American Tower Corp., Class A *	125,000	4,733,750

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Bouygues SA	50,000	$2,969,205
Rogers Communications, Inc. µ	75,000	4,590,750
		21,372,105
UTILITIES 37.5%
Electric Utilities 25.7%
Allegheny Energy, Inc. *	50,000	2,218,000
Cleco Corp.	50,000	1,281,500
DPL, Inc.	375,000	10,485,000
E.ON AG, ADR	100,000	4,290,000
Enel SpA	300,000	3,063,910
Entergy Corp.	50,000	4,566,000
Exelon Corp.	75,000	4,554,750
FirstEnergy Corp.	150,000	8,976,000
Fortum Oyj	100,000	2,923,504
ITC Holdings Corp.	36,000	1,413,000
MGE Energy, Inc.	15,000	515,400
Mirant Corp.	75,072	2,283,690
Northeast Utilities	200	5,606
Scottish and Southern Energy plc	250,000	7,151,691
		53,728,051
Gas Utilities 0.1%
Snam Rete Gas SpA	50,000	276,521
Independent Power Producers & Energy Traders 5.1%
Constellation Energy Group, Inc.	100,000	6,861,000
Ormat Technologies, Inc.	25,000	921,000
TXU Corp.	50,000	2,869,500
		10,651,500
Multi-Utilities 3.4%
Duke Energy Corp.	75,000	2,379,000
NSTAR	50,000	1,759,000
RWE AG	25,000	2,835,084
Wisconsin Energy Corp.	1,500	70,170
		7,043,254
Water Utilities 3.2%
Aqua America, Inc.	25,000	597,750
California Water Service Group	36,000	1,457,280
Kelda Group plc	100,000	1,813,728
Pennichuck Corp.	150,000	2,887,500
		6,756,258
Total Common Stocks (cost $126,782,014)		166,918,768
PREFERRED STOCKS 7.2%
UTILITIES 7.2%
Electric Utilities 6.8%
Carolina Power & Light Co.	9,217	860,350
Connecticut Light & Power Co., Ser. 1947	22,000	820,189
Connecticut Light & Power Co., Ser. 1949	9,600	352,200
Consolidated Edison, Inc.	15,120	1,366,470
Dayton Power & Light Co., Ser. A	9,416	665,594
Dayton Power & Light Co., Ser. B	5,120	381,120
Entergy Arkansas, Inc.	644	63,957
Hawaiian Electric Industries, Inc., Ser. K	27,000	469,125
Louisville Gas & Electric Co.	40,592	1,067,570

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Pacific Gas & Electric Co., Ser. D	30,600	$679,320
Pacific Gas & Electric Co., Ser. H	33,800	718,250
Pacific Gas & Electric Co., Ser. I	34,800	680,340
PECO Energy Co., Ser. C	29,590	2,529,945
Southern California Edison Co., Ser. B	45,900	895,050
Southern California Edison Co., Ser. D	54,000	1,088,100
Union Electric Co.	14,600	1,237,350
Union Electric Co., Ser. 1969	4,200	322,875
		14,197,805
Water Utilities 0.4%
Hackensack Water Co. ☐	10,469	837,520
Total Preferred Stocks (cost $14,598,495)		15,035,325
ESCROW SHARES 0.0%
Mirant Corp. Escrow * ☐ + (cost $0)	5,000,000	0
UNIT INVESTMENT TRUST 0.2%
Kayne Anderson MLP Investment Co. (cost $375,000)	15,000	470,850
SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø µ (cost $5,202,438)	5,202,438	5,202,438
Total Investments (cost $244,555,859) 136.3%		285,258,818
Other Assets and Liabilities and Preferred Shares (36.3%)		(75,980,377)
Net Assets Applicable to Common Shareholders 100.0%		$209,278,441

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
q	Rate shown is the annualized 7-day yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2006 (unaudited)
Shares	Value

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of November 30, 2006:

United States	88.0%
United Kingdom	3.2%
Canada	3.0%
Germany	2.5%
Italy	1.2%
France	1.1%
Finland	1.0%
100.0%

At November 30, 2006, the Fund had the following open interest rate swap agreement:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
11/16/2007	$43,000,000	Royal Bank of Scotland Greenwich Capital	Fixed-3.525%	Floating-5.32%	$719,485

At November 30, 2006, reverse repurchase agreements outstanding were as follows:

Principal Amount	Counterparty	Interest Rate	Maturity Date
$9,268,512	Lehman Brothers	5.87%	01/12/2007

On November 30, 2006, the aggregate cost of securities for federal income tax purposes was $245,117,831. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,108,488 and $1,967,501, respectively, with a net unrealized appreciation of $40,140,987.

7

Item 2 - Controls and Procedures

(a)   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures
      (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)
      within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)   There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
      Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the
      Investment Company Act of 1940, are attached as EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
     ---------------------------
     Dennis H. Ferro,
     Principal Executive Officer

Date: January 26, 2007

By:  /s/ Kasey Phillips
     ---------------------------
     Kasey Phillips
     Principal Financial Officer

Date: January 26, 2007